TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses,

Summary Prospectuses and Statement of Additional Information, as supplemented

* * *

Transamerica Dynamic Allocation

Transamerica Dynamic Income

Transamerica ClearTrack 2015

Transamerica ClearTrack 2020

Transamerica ClearTrack 2025

Transamerica ClearTrack 2030

Transamerica ClearTrack 2035

Transamerica ClearTrack 2040

Transamerica ClearTrack 2045

Transamerica ClearTrack 2050

Transamerica ClearTrack 2055

Transamerica ClearTrack 2060

Transamerica ClearTrack Retirement Income

Effective August 15, 2019, the information in the Prospectuses and Summary Prospectuses under the section entitled “Management” for Transamerica Dynamic Allocation is deleted in its entirety and replaced with the information below.

Management:
Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: QS Investors, LLC
Portfolio Managers:
Adam J. Petryk, CFA	Portfolio Manager	since 2016
Lisa Wang, CFA	Portfolio Manager	since 2019
Thomas Picciochi	Portfolio Manager	since 2015
Ellen Tesler	Portfolio Manager	since 2015

Sub-Sub-Adviser: Western Asset Management Company
Portfolio Managers:
Prashant Chandran	Portfolio Manager	since 2015
Jim K. Huynh	Portfolio Manager	since 2017
S. Kenneth Leech	Portfolio Manager	since 2015

Effective August 15, 2019, the information in the Prospectuses and Summary Prospectuses under the section entitled “Management” for Transamerica Dynamic Income, Transamerica ClearTrack 2015, Transamerica ClearTrack 2020, Transamerica ClearTrack 2025, Transamerica ClearTrack 2030, Transamerica ClearTrack 2035, Transamerica ClearTrack 2040, Transamerica ClearTrack 2045, Transamerica ClearTrack 2050, Transamerica ClearTrack 2055, Transamerica ClearTrack 2060 and Transamerica ClearTrack Retirement Income is deleted in its entirety and replaced with the information below.

Management:
Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: QS Investors, LLC
Portfolio Managers:
Adam J. Petryk, CFA	Portfolio Manager	since 2016
Lisa Wang, CFA	Portfolio Manager	since 2019
Thomas Picciochi	Portfolio Manager	since 2015
Ellen Tesler	Portfolio Manager	since 2015

* * *

Effective August 15, 2019, the table in the Prospectuses under the section entitled “Shareholder Information – Portfolio Manager(s)” for Transamerica Dynamic Allocation is deleted in its entirety and replaced with the following table:

Name	Employer	Positions Over Past Five Years
Adam J. Petryk, CFA	QS Investors, LLC	Portfolio Manager of the fund since 2016. President of QS Investors, LLC since 2018; Head of Multi-Asset and Solutions for QS Investors, LLC from 2014-2018;Chief Investment Officer for Batterymarch Financial Management, Inc. (“Batterymarch”) from 2012-2014

Lisa Wang, CFA	QS Investors, LLC	Portfolio Manager of the fund since 2019; Portfolio Manager at QS Investors, LLC since 2014; Vice President of ETF Trading for Deutsche Bank from 2011-2014

Thomas Picciochi	QS Investors, LLC	Portfolio Manager of the fund since 2015; Head of Multi-Asset Portfolio Management at QS Investors, LLC since 2010; Senior Portfolio Manager for Deutsche Asset Management from 1999-2010

Ellen Tesler	QS Investors, LLC	Portfolio Manager of the fund since 2015; Portfolio Manager at QS Investors, LLC since 2010; Portfolio Manager for Deutsche Asset Management from 2003-2010

Prashant Chandran	Western Asset Management Company	Portfolio Manager of the fund since 2015; Global Head of Derivatives at Western Asset Management Company; Employed by Western Asset Management Company since 2005

Jim K. Huynh	Western Asset Management Company	Portfolio Manager of the fund since 2017; Portfolio Manager/Research Analyst at Western Asset Management Company; Employed by Western Asset Management Company since 2003

S. Kenneth Leech	Western Asset Management Company	Portfolio Manager of the fund since 2015; Co-Chief Investment Officer with Western Asset Management Company since 1990

Effective August 15, 2019, the table in the Prospectuses under the section entitled “Shareholder Information – Portfolio Manager(s)” for Transamerica Dynamic Income, Transamerica ClearTrack 2015, Transamerica ClearTrack 2020, Transamerica ClearTrack 2025, Transamerica ClearTrack 2030, Transamerica ClearTrack 2035, Transamerica ClearTrack 2040, Transamerica ClearTrack 2045, Transamerica ClearTrack 2050, Transamerica ClearTrack 2055, Transamerica ClearTrack 2060 and Transamerica ClearTrack Retirement Income is deleted in its entirety and replaced with the following table:

Name	Employer	Positions Over Past Five Years
Adam J. Petryk, CFA	QS Investors, LLC	Portfolio Manager of the fund since 2016. President of QS Investors, LLC since 2018; Head of Multi-Asset and Solutions for QS Investors, LLC from 2014-2018;Chief Investment Officer for Batterymarch Financial Management, Inc. (“Batterymarch”) from 2012-2014

Lisa Wang, CFA	QS Investors, LLC	Portfolio Manager of the fund since 2019; Portfolio Manager at QS Investors, LLC since 2014; Vice President of ETF Trading for Deutsche Bank from 2011-2014

Thomas Picciochi	QS Investors, LLC	Portfolio Manager of the fund since 2015; Head of Multi-Asset Portfolio Management at QS Investors, LLC since 2010; Senior Portfolio Manager for Deutsche Asset Management from 1999-2010

Ellen Tesler	QS Investors, LLC	Portfolio Manager of the fund since 2015; Portfolio Manager at QS Investors, LLC since 2010; Portfolio Manager for Deutsche Asset Management from 2003-2010

* * *

Effective August 15, 2019, the following tables replace the corresponding tables in the Statement of Additional Information in “Appendix B - Portfolio Managers” under “QS Investors, LLC (“QS Investors”)”:

Transamerica Dynamic Allocation

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Adam J. Petryk, CFA	41	$8.9 billion	21	$4.3 billion	5	$500 million
Lisa Wang, CFA*	0	$0	0	$0	0	$0
Thomas Picciochi	41	$8.9 billion	21	$4.3 billion	5	$500 million
Ellen Tesler	41	$8.9 billion	21	$4.3 billion	5	$500 million
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Adam J. Petryk, CFA	0	$0	0	$0	1	$73 million
Lisa Wang, CFA*	0	$0	0	$0	0	$0
Thomas Picciochi	0	$0	0	$0	1	$73 million
Ellen Tesler	0	$0	0	$0	1	$73 million

*	as of July 30, 2019

Transamerica Dynamic Income

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Adam J. Petryk, CFA	41	$8.9 billion	21	$4.3 billion	5	$0.5 billion
Lisa Wang, CFA*	0	$0	0	$0	0	$0
Thomas Picciochi	41	$8.9 billion	21	$4.3 billion	5	$0.5 billion
Ellen Tesler	41	$8.9 billion	21	$4.3 billion	5	$0.5 billion
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Adam J. Petryk, CFA	0	$0	0	$0	1	$73 million
Lisa Wang, CFA*	0	$0	0	$0	0	$0
Thomas Picciochi	0	$0	0	$0	1	$73 million
Ellen Tesler	0	$0	0	$0	1	$73 million

*	as of July 30, 2019

Transamerica ClearTrack 2015

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Adam J. Petryk, CFA	41	$8.9 billion	21	$4.3 billion	5	$0.5 billion
Lisa Wang, CFA*	0	$0	0	$0	0	$0
Thomas Picciochi	41	$8.9 billion	21	$4.3 billion	5	$0.5 billion
Ellen Tesler	41	$8.9 billion	21	$4.3 billion	5	$0.5 billion
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Adam J. Petryk, CFA	N/A	N/A	N/A	N/A	1	$73 million
Lisa Wang, CFA*	0	$0	0	$0	0	$0
Thomas Picciochi	N/A	N/A	N/A	N/A	1	$73 million
Ellen Tesler	N/A	N/A	N/A	N/A	1	$73 million

*	as of July 30, 2019

Transamerica ClearTrack 2020

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Adam J. Petryk, CFA	41	$8.9 billion	21	$4.3 billion	5	$0.5 billion
Lisa Wang, CFA*	0	$0	0	$0	0	$0
Thomas Picciochi	41	$8.9 billion	21	$4.3 billion	5	$0.5 billion
Ellen Tesler	41	$8.9 billion	21	$4.3 billion	5	$0.5 billion
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Adam J. Petryk, CFA	N/A	N/A	N/A	N/A	1	$73 million
Lisa Wang, CFA*	0	$0	0	$0	0	$0
Thomas Picciochi	N/A	N/A	N/A	N/A	1	$73 million
Ellen Tesler	N/A	N/A	N/A	N/A	1	$73 million

*	as of July 30, 2019

Transamerica ClearTrack 2025

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Adam J. Petryk, CFA	41	$8.9 billion	21	$4.3 billion	5	$0.5 billion
Lisa Wang, CFA*	0	$0	0	$0	0	$0
Thomas Picciochi	41	$8.9 billion	21	$4.3 billion	5	$0.5 billion
Ellen Tesler	41	$8.9 billion	21	$4.3 billion	5	$0.5 billion
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Adam J. Petryk, CFA	N/A	N/A	N/A	N/A	1	$73 million
Lisa Wang, CFA*	0	$0	0	$0	0	$0
Thomas Picciochi	N/A	N/A	N/A	N/A	1	$73 million
Ellen Tesler	N/A	N/A	N/A	N/A	1	$73 million

*	as of July 30, 2019

Transamerica ClearTrack 2030

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Adam J. Petryk, CFA	41	$8.9 billion	21	$4.3 billion	5	$0.5 billion
Lisa Wang, CFA*	0	$0	0	$0	0	$0
Thomas Picciochi	41	$8.9 billion	21	$4.3 billion	5	$0.5 billion
Ellen Tesler	41	$8.9 billion	21	$4.3 billion	5	$0.5 billion
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Adam J. Petryk, CFA	N/A	N/A	N/A	N/A	1	$73 million
Lisa Wang, CFA*	0	$0	0	$0	0	$0
Thomas Picciochi	N/A	N/A	N/A	N/A	1	$73 million
Ellen Tesler	N/A	N/A	N/A	N/A	1	$73 million

*	as of July 30, 2019

Transamerica ClearTrack 2035

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Adam J. Petryk, CFA	41	$8.9 billion	21	$4.3 billion	5	$0.5 billion
Lisa Wang, CFA*	0	$0	0	$0	0	$0
Thomas Picciochi	41	$8.9 billion	21	$4.3 billion	5	$0.5 billion
Ellen Tesler	41	$8.9 billion	21	$4.3 billion	5	$0.5 billion
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Adam J. Petryk, CFA	N/A	N/A	N/A	N/A	1	$73 million
Lisa Wang, CFA*	0	$0	0	$0	0	$0
Thomas Picciochi	N/A	N/A	N/A	N/A	1	$73 million
Ellen Tesler	N/A	N/A	N/A	N/A	1	$73 million

*	as of July 30, 2019

Transamerica ClearTrack 2040

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Adam J. Petryk, CFA	41	$8.9 billion	21	$4.3 billion	5	$0.5 billion
Lisa Wang, CFA*	0	$0	0	$0	0	$0
Thomas Picciochi	41	$8.9 billion	21	$4.3 billion	5	$0.5 billion
Ellen Tesler	41	$8.9 billion	21	$4.3 billion	5	$0.5 billion
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Adam J. Petryk, CFA	N/A	N/A	N/A	N/A	1	$73 million
Lisa Wang, CFA*	0	$0	0	$0	0	$0
Thomas Picciochi	N/A	N/A	N/A	N/A	1	$73 million
Ellen Tesler	N/A	N/A	N/A	N/A	1	$73 million

*	as of July 30, 2019

Transamerica ClearTrack 2045

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Adam J. Petryk, CFA	41	$8.9 billion	21	$4.3 billion	5	$0.5 billion
Lisa Wang, CFA*	0	$0	0	$0	0	$0
Thomas Picciochi	41	$8.9 billion	21	$4.3 billion	5	$0.5 billion
Ellen Tesler	41	$8.9 billion	21	$4.3 billion	5	$0.5 billion
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Adam J. Petryk, CFA	N/A	N/A	N/A	N/A	1	$73 million
Lisa Wang, CFA*	0	$0	0	$0	0	$0
Thomas Picciochi	N/A	N/A	N/A	N/A	1	$73 million
Ellen Tesler	N/A	N/A	N/A	N/A	1	$73 million

*	as of July 30, 2019

Transamerica ClearTrack 2050

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Adam J. Petryk, CFA	41	$8.9 billion	21	$4.3 billion	5	$0.5 billion
Lisa Wang, CFA*	0	$0	0	$0	0	$0
Thomas Picciochi	41	$8.9 billion	21	$4.3 billion	5	$0.5 billion
Ellen Tesler	41	$8.9 billion	21	$4.3 billion	5	$0.5 billion
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Adam J. Petryk, CFA	N/A	N/A	N/A	N/A	1	$73 million
Lisa Wang, CFA*	0	$0	0	$0	0	$0
Thomas Picciochi	N/A	N/A	N/A	N/A	1	$73 million
Ellen Tesler	N/A	N/A	N/A	N/A	1	$73 million

*	as of July 30, 2019

Transamerica ClearTrack 2055

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Adam J. Petryk, CFA	41	$9.0 billion	21	$4.3 billion	5	$0.5 billion
Lisa Wang, CFA*	0	$0	0	$0	0	$0
Thomas Picciochi	41	$9.0 billion	21	$4.3 billion	5	$0.5 billion
Ellen Tesler	41	$9.0 billion	21	$4.3 billion	5	$0.5 billion
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Adam J. Petryk, CFA	N/A	N/A	N/A	N/A	1	$73 million
Lisa Wang, CFA*	0	$0	0	$0	0	$0
Thomas Picciochi	N/A	N/A	N/A	N/A	1	$73 million
Ellen Tesler	N/A	N/A	N/A	N/A	1	$73 million

*	as of July 30, 2019

Transamerica ClearTrack 2060

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Adam J. Petryk, CFA	41	$9.0 billion	21	$4.3 billion	5	$0.5 billion
Lisa Wang, CFA*	0	$0	0	$0	0	$0
Thomas Picciochi	41	$9.0 billion	21	$4.3 billion	5	$0.5 billion
Ellen Tesler	41	$9.0 billion	21	$4.3 billion	5	$0.5 billion
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Adam J. Petryk, CFA	N/A	N/A	N/A	N/A	1	$73 million
Lisa Wang, CFA*	0	$0	0	$0	0	$0
Thomas Picciochi	N/A	N/A	N/A	N/A	1	$73 million
Ellen Tesler	N/A	N/A	N/A	N/A	1	$73 million

*	as of July 30, 2019

Transamerica ClearTrack Retirement Income

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Adam J. Petryk, CFA	41	$8.9 billion	21	$4.3 billion	5	$0.5 billion
Lisa Wang, CFA*	0	$0	0	$0	0	$0
Thomas Picciochi	41	$8.9 billion	21	$4.3 billion	5	$0.5 billion
Ellen Tesler	41	$8.9 billion	21	$4.3 billion	5	$0.5 billion
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Adam J. Petryk, CFA	N/A	N/A	N/A	N/A	1	$73 million
Lisa Wang, CFA*	0	$0	0	$0	0	$0
Thomas Picciochi	N/A	N/A	N/A	N/A	1	$73 million
Ellen Tesler	N/A	N/A	N/A	N/A	1	$73 million

*	as of July 30, 2019

* * *

Investors Should Retain this Supplement for Future Reference

August 15, 2019